General (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 segment	Oct. 01, 2012 Frisk Software, Inc. [Member]	Oct. 01, 2012 Frisk Software, Inc. [Member] Ordinary Shares [Member]	Nov. 16, 2012 Eleven GMBH [Member]	Nov. 16, 2012 Eleven GMBH [Member] Ordinary Shares [Member]	Dec. 31, 2012 SafeCentral Inc. [Member]	Dec. 31, 2010 SafeCentral Inc. [Member]
General [Line Items]
Number of reportable segments	1
Fair value of purchase consideration		$ 4,915		$ 22,293			$ 7,431
Cash paid		2,200		11,543
Equity instruments paid		1,678			1,832
Number of shares authorized			750,000		806,750
Contingent cash consideration payable		1,037		8,918
Annual rates of amortization		8.00%		10.00%
Intangibles		2,250		9,100			4,663
Goodwill		3,501		14,732			3,792
Additional amount paid	$ 3,400					$ 3,400